Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentrations (Details) [Line Items]
Financial institutions (in Dollars)	$ 10,753,049	$ 117,412
Revenue percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Revenue percentage	73.80%	83.30%